Consolidated Statements of Changes in Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	7 Months Ended
Dec. 31, 2011
Consolidated Statements of Changes in Equity
Shares purchased on transaction date, issuance costs	$ 31,878